PETER D. LOWENSTEIN
ATTORNEY AT LAW
496 VALLEY ROAD
COS COB, CONNECTICUT  06807
203-869-3059

                                        April 28, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Value Line Centurion Fund (the “Fund”)
File Nos. 2-86337 and 811-03835

Dear Sir/Madam:

Enclosed for filing pursuant to Rule 485(b) under the Securities Act of 1933, is Post-Effective Amendment No. 29 to the Fund's Registration Statement, in electronic format, which is marked to indicate the changes effected in the Registration Statement by this Amendment.

The Amendment is being filed for the purpose of providing financial statements, updating other information and making certain other non-material changes.  The undersigned, as counsel for the Fund, has reviewed this Post-Effective Amendment and hereby represents that Post-Effective Amendment No. 29 does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).  It is intended that this filing become effective on April 30, 2010, pursuant to Rule 485(b). No fees are required in connection with this filing.

Very truly yours,

/s/ Peter D. Lowenstein